OMB APPROVAL

OMB Number: 3235-0578

Expires: May 31, 2007

Estimated average burden hours per response: 21.09

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-21553

ING Global Equity Dividend and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Global Equity Dividend and Premium Opportunity Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2007 (Unaudited)

Shares		Value

COMMON STOCK: 93.7%
	Australia: 5.7%
1,146,974	Australia & New Zealand Banking Group Ltd.	$27,379,748
1,296,579	Coca-Cola Amatil Ltd.	10,146,470
1,846,522	Foster’s Group Ltd.	9,725,906
2,464,572	GPT Group	10,509,092
1,618,759	Lion Nathan Ltd.	12,251,203
595,541	Publishing & Broadcasting Ltd.	10,677,030
721,260	Suncorp-Metway Ltd.	12,631,314
312,020	Wesfarmers Ltd.	9,812,013
556,612	Westfield Group	9,879,092
		113,011,868
	Belgium: 1.4%
674,667	Fortis	28,006,650
		28,006,650
	Brazil: 3.0%
224,249	Cia Siderurgica Nacional SA ADR	11,941,259
323,651	Petroleo Brasileiro SA ADR	31,031,658
840,980	Tele Norte Leste Participacoes SA ADR	15,987,030
		58,959,947
	Canada: 2.8%
229,107	Enerplus Resources Fund	11,189,586
830,964	Fording Canadian Coal Trust	24,122,885
553,244	TransCanada Corp.	20,353,545
		55,666,016
	China: 1.7%
25,749,224	PetroChina Co., Ltd.	33,306,341
		33,306,341
	Denmark: 1.5%
675,085	Danske Bank A/S	29,353,630
		29,353,630
	France: 2.6%
171,273	BNP Paribas	20,766,438
1,042,566	France Telecom SA	32,006,653
		52,773,091
	Germany: 1.5%
1,660,001	Deutsche Telekom AG	30,828,101
		30,828,101
	Greece: 1.6%
823,955	OPAP SA	31,423,608
		31,423,608
	Hong Kong: 1.4%
1,313,542	CLP Holdings Ltd.	9,233,497
1,380,797	Hang Seng Bank Ltd.	19,213,950
		28,447,447
	Hungary: 0.4%
337,848	Magyar Telekom Telecommunications PLC ADR	8,544,176
		8,544,176
	Ireland: 1.0%
902,561	Bank of Ireland - London Exchange	19,488,038
		19,488,038
	Israel: 0.7%
2,609,267	Bank Hapoalim BM	14,116,563
		14,116,563
	Italy: 9.9%
3,477,719	Enel S.p.A.	39,571,275
1,184,780	ENI S.p.A.	41,882,060
3,843,037	Intesa Sanpaolo S.p.A.	29,352,898
1,754,249	Mediaset S.p.A.	18,809,232
16,700,266	Telecom Italia S.p.A. RNC	38,919,536
3,105,770	UniCredito Italiano S.p.A.	29,171,375
		197,706,376
	Netherlands: 4.1%
413,307	ABN Amro Holding NV	19,811,267
1,122,495	Royal Dutch Shell PLC	41,747,947
1,189,370	Royal KPN NV	20,182,751
		81,741,965
	New Zealand: 1.0%
5,494,796	Telecom Corp. of New Zealand Ltd.	19,700,513
		19,700,513
	Singapore: 0.6%
697,600	United Overseas Bank Ltd.	11,084,882
		11,084,882
	South Africa: 0.5%
395,766	Telkom SA Ltd.	9,520,422
		9,520,422
	South Korea: 0.7%
158,518	S-Oil Corp.	13,067,342
		13,067,342
	Sweden: 0.6%
266,619	Holmen AB	11,720,547
		11,720,547
	Taiwan: 0.6%
1,118,155	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	12,199,071
		12,199,071
	Thailand: 0.5%
1,319,500	Siam Cement PCL	9,603,810
		9,603,810
	United Kingdom: 18.6%
2,487,064	Aviva PLC	39,290,952
3,458,659	BBA Aviation PLC	19,512,995
3,415,137	BP PLC	38,144,853
1,567,723	Brit Insurance Holdings PLC	10,771,165
1,017,251	British American Tobacco PLC	34,478,287
1,425,717	Diageo PLC	30,419,734
6,038,563	DSG International PLC	20,122,924

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2007 (Unaudited) (continued)

Shares			Value

		United Kingdom (continued)
1,004,196		GlaxoSmithKline PLC	$26,158,341
640,685		HSBC Holdings PLC	11,852,420
3,415,137		Lloyds TSB Group PLC	38,885,340
650,460		Provident Financial PLC	10,196,001
2,360,733		Royal Bank of Scotland Group PLC	29,326,720
2,490,145		Tate & Lyle PLC	29,609,551
1,984,099		United Utilities PLC	30,301,457
			369,070,740
		United States: 31.3%
568,781		Altria Group, Inc.	40,440,329
379,763		Ameren Corp.	20,154,022
207,022		American Capital Strategies Ltd.	10,026,075
793,201		AT&T, Inc.	32,790,929
780,709		Bank of America Corp.	39,589,753
693,529		Bristol-Myers Squibb Co.	21,020,864
742,459		Citigroup, Inc.	40,456,591
625,330		Citizens Communications Co.	9,911,482
604,157		Consolidated Edison, Inc.	29,494,945
148,800		Developers Diversified Realty Corp.	9,173,520
699,177		Dow Chemical Co.	31,728,652
943,801		Duke Energy Corp.	18,441,872
801,170		Energy East Corp.	19,364,279
791,076		Keycorp.	28,170,216
303,116		Kraft Foods, Inc.	10,257,445
610,521		Merck & Co., Inc.	32,021,826
1,196,483		Pfizer, Inc.	32,891,318
224,055		Rayonier, Inc.	10,073,513
1,028,357		Southern Co.	37,031,136
442,908		Spectra Energy Corp.	11,794,640
351,458		Thornburg Mortgage, Inc.	9,745,930
861,247		US Bancorp.	29,781,921
532,699		UST, Inc.	28,440,800
532,983		Wachovia Corp.	28,882,349
938,672		Washington Mutual, Inc.	41,038,740
			622,723,147
		Total Common Stock
		(Cost $1,665,381,531)	1,862,064,291

EQUITY-LINKED SECURITIES: 0.6%
		Luxembourg: 0.6%
5,120,661	@, X	Formosa Chemicals & Fibre Corp.	10,497,355

		Total Equity-Linked Securities
		(Cost $7,694,832)	10,497,355

WARRANTS: 1.1%
		Ireland: 0.5%
15,185,000	@, X	Mega Financial Holding Co., Ltd.	9,262,850
			9,262,850
		Luxembourg: 0.6%
2,400,000	@, X	Novatek Microelectronics Corp., Ltd.	12,048,000
			12,048,000
		Total Warrants
		(Cost $22,373,493)	21,310,850

No. of Contracts				Value

Put Options: 0.2%

		Australia: 0.0%
2,200		S&P/ASX 200 Index, Strike Price 5,490.510 AUD, Expires 06/15/07 (Counterparty: Societe Generale)		$979
2,500		S&P/ASX 200 Index, Strike Price 5,776.483 AUD, Expires 07/19/07 (Counterparty: Merrill Lynch)		41,909
6,200		S&P/ASX 200 Index, Strike Price 5,863.700 AUD, Expires 08/17/07 (Counterparty: ABN AMRO)		260,025
15,000,000		Australian Dollar Currency Option (AUD/USD), Strike Price .7525, Expires 06/07/07 (Counterparty: JPMorgan Chase Bank, London)		—
20,000,000		Australian Dollar Currency Option (AUD/USD), Strike Price .8065, Expires 07/18/07 (Counterparty: Goldman Sachs International)		39,309
25,000,000		Australian Dollar Currency Option (AUD/USD), Strike Price .7930, Expires 08/21/07 (Counterparty: Deutsche Bank)		29,644
				371,866
		European Union: 0.1%
20,600		Dow Jones Euro Stoxx 50 Index, Strike Price 3,660.220 EUR, Expires 06/15/07 (Counterparty: Societe Generale)		7,295
15,700		Dow Jones Euro Stoxx 50 Index, Strike Price 4,039.610 EUR, Expires 07/20/07 (Counterparty: ABN AMRO)		225,862
14,250		Dow Jones Euro Stoxx 50 Index, Strike Price 4,110.420 EUR, Expires 08/17/07 (Counterparty: Societe Generale)		541,189
75,000,000		European Union Currency Option (EUR/USD), Strike Price 1.2843, Expires 06/07/07 (Counterparty: Lehman Brothers International)		—
80,000,000		European Union Currency Option (EUR/USD), Strike Price 1.3320, Expires 07/18/07 (Counterparty: Goldman Sachs)		322,479
90,000,000		European Union Currency Option (EUR/USD), Strike Price 1.3200, Expires 08/21/07 (Counterparty: Deutsche Bank)		374,774
				1,471,599
		United Kingdom: 0.0%
9,000		FTSE 100 Index, Strike Price 5,751.580 GBP, Expires 06/15/07 (Counterparty: Merrill Lynch)		10,011
8,300		FTSE 100 Index, Strike Price 6,133.550 GBP, Expires 07/20/07 (Counterparty: Societe Generale)		364,726
4,050		FTSE 100 Index, Strike Price 6,219.510 GBP, Expires 08/17/07 (Counterparty: Goldman Sachs)		420,925
60,000,000		United Kingdom Currency Option (GBP/USD), Strike Price 1.8759, Expires 06/07/07 (Counterparty: Lehman Brothers International)		—
60,000,000		United Kingdom Currency Option (GBP/USD), Strike Price 1.9550, Expires 07/18/07 (Counterparty: Goldman Sachs)		74,927
70,000,000		United Kingdom Currency Option (GBP/USD), Strike Price 1.9190, Expires 08/21/07 (Counterparty: Goldman Sachs)		180,262
				1,050,851
		United States: 0.1%
86,900		S&P 500 Index, Strike Price 1,311.748 USD, Expires 06/15/07 (Counterparty: ABN AMRO)		9,326
76,800		S&P 500 Index, Strike Price 1,409.392 USD, Expires 07/20/07 (Counterparty: Merrill Lynch)		302,405
107,100		S&P 500 Index, Strike Price 1,441.730 USD, Expires 08/17/07 (Counterparty: Merrill Lynch)		1,108,573
				1,420,304
		Total Purchased Put Options
		(Cost $11,656,142)		4,314,620

		Total Investments in Securities
		(Cost $1,707,105,998)*	95.6%	$1,898,187,116
		Other Assets and Liabilities — Net	4.4	88,136,058
		Net Assets	100.0%	$1,986,323,174

	@	Non-income producing security
	ADR	American Depositary Receipt

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2007 (Unaudited) (continued)

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is $1,731,925,443.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$199,864,825
	Gross Unrealized Depreciation	(33,603,152)
	Net Unrealized Appreciation	$166,261,673

Item 2. Controls and Procedures.

(a)     Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)     There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Global Equity Dividend and Premium Opportunity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 30, 2007

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 30, 2007